Schedule of Presents the Fair Value, Categorized by Key Valuation Techniques and the Unobservable Inputs (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Private investments, FVTPL	$ 25,541,805	$ 29,372,628
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Private investments, FVTPL	141,031,005	180,006,819
Luxor Technology Corporation [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Private investments, FVTPL	$ 505,435	$ 524,963
Valuation technique	Recent financing	Recent financing
Significant unobservable inputs	Marketability of shares	Marketability of shares
Range of significant unobservable inputs	0% discount	0% discount
Amina Bank AG [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Private investments, FVTPL	$ 21,836,495	$ 24,285,752
Valuation technique	Market approach	Market approach
Significant unobservable inputs	Marketability of shares	Marketability of shares
Range of significant unobservable inputs	0% discount	0% discount
ZKP Corporation [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Private investments, FVTPL		$ 1,000,000
Valuation technique	Recent financing	Recent financing
Significant unobservable inputs	Marketability of shares	Marketability of shares
Range of significant unobservable inputs	0% discount	0% discount
Global Benchmarks AB [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Private investments, FVTPL	$ 199,875	$ 199,875
Valuation technique	Recent financing	Recent financing
Significant unobservable inputs	Marketability of shares	Marketability of shares
Range of significant unobservable inputs	0% discount	0% discount
CH Technical Solutions SA [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Private investments, FVTPL		$ 362,038
Valuation technique	Recent financing	Recent financing
Significant unobservable inputs	Marketability of shares	Marketability of shares
Range of significant unobservable inputs	0% discount	0% discount
Canada Stablecorp Inc. [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Private investments, FVTPL	$ 500,000	$ 500,000
Valuation technique	Recent financing	Recent financing
Significant unobservable inputs	Marketability of shares	Marketability of shares
Range of significant unobservable inputs	0% discount	0% discount
Continental Stable Coin [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Private investments, FVTPL	$ 500,000	$ 500,000
Valuation technique	Recent financing	Recent financing
Significant unobservable inputs	Marketability of shares	Marketability of shares
Range of significant unobservable inputs	0% discount	0% discount
Bonsol Labs Inc. [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Private investments, FVTPL	$ 2,000,000	$ 2,000,000
Valuation technique	Recent financing	Recent financing
Significant unobservable inputs	Marketability of shares	Marketability of shares
Range of significant unobservable inputs	0% discount	0% discount
Equity investments in digital [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Private investments, FVTPL	$ 95,885,076	$ 131,982,050
Valuation technique	Market approach	Market approach
Significant unobservable inputs	Discount for lack of marketability	Discount for lack of marketability
Range of significant unobservable inputs	11% discount	16% discount
Digital assets on loan [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Private investments, FVTPL	$ 9,603,751	$ 18,652,141
Valuation technique	Market approach	Market approach
Significant unobservable inputs	Discount for lack of marketability	Discount for lack of marketability
Range of significant unobservable inputs	22% discount	30% discount
Investment in Smart Crypto Fund [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Private investments, FVTPL	$ 10,000,373
Valuation technique	Market approach
Significant unobservable inputs	Value of underlying assets
Range of significant unobservable inputs	0% discount